Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
COMMITMENTS AND CONTINGENCIES
11. C
OMMITMENTS
AND
C
ONTINGENCIES
Litigation
From time to time, we are involved in various claims and legal actions arising in the ordinary course of business, none of which, in the opinion of management, could have a material effect on our business, financial position or results of operations other than those matters discussed herein.
We are a
co-defendant
in a class action lawsuit in Canada alleging a failure to disclose service fees prior to checkout, which we have settled. On January 5, 2022, we issued coupons to certain members of the class. Other members will be notified in 2022 that they are eligible to submit a claim for a coupon. As of March 31, 2022 and December 31, 2021, a liability of $0.9 million was recorded in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets related to expected claim submissions and credit redemptions as of the measurement date.
We received multiple class action lawsuits related to customer compensation for cancellations, primarily as a result of
COVID-19
restrictions. A final order approving settlement of one of the lawsuits was entered by the court on November 1, 2021. As such, after insurance, $4.5 million was funded to a claims settlement pool and is included in Prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets. As of March 31, 2022 and December 31, 2021, we had accrued a liability of $1.7 million within Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets related to these matters. We expect to recover some of these costs under our insurance policies and have separately recognized an insurance recovery asset of $0.5 million within Prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets at March 31, 2022 and December 31, 2021.
Other
In 2018, the U.S. Supreme Court issued its decision in South Dakota v. Wayfair Inc., which overturned previous case law that had precluded states from imposing sales tax collection requirements on retailers without a physical presence in the state. In response, most states have adopted laws that attempt to impose tax collection obligations on out-of-state
companies. We have registered, or are in the process of registering, where required by statute. There remains a degree of uncertainty as to our obligations in jurisdictions where our registration is still in progress due to the complex laws that govern secondary ticket sales. Pending discussions, it is more likely than not that some jurisdictions could assess taxes and that assessed amounts may differ materially from amounts currently accrued. It is also possible that some jurisdictions may provide for a later start date for sales tax collection, which could provide a material reduction in amounts currently accrued. In either case, we will adjust the recorded liability to reflect the new information, with a portion of the adjustment impacting orders placed in prior periods.
We have recognized a liability for this potential tax of $5.0 million and $8.8 million at March 31, 2022 and December 31, 2021, respectively. This liability is recorded in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets. The related sales tax expense was $0.9 million and $2.3 million for the three months ended March 31, 2022 and 2021, respectively, which reflects the change in uncollected amounts owed to jurisdictions during the period, reduced by any abatements received.

Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
COMMITMENTS AND CONTINGENCIES
15. C
OMMITMENTS
AND
C
ONTINGENCIES
Our future minimum cash obligations as of December 31, 2021, were as follows (in thousands):

	2022	2023	2024	2025	2026	Thereafter	Total
Operating leases	$3,437	$905	$2,038	$2,458	$2,477	$14,736	$26,051
Purchase obligations	2,195	1,391	—	—	—	—	3,586

Total	$5,632	$2,296	$2,038	$2,458	$2,477	$14,736	$29,637

Operating Leases
—We lease office space under several
non-cancelable
operating leases expiring at various dates through November 2025. The leases require monthly rental payments, which escalate over the term of the leases. We are also responsible for our proportionate share of real estate taxes, insurance, and common area maintenance. Rent expense was $3.7 million, $2.8 million, and $2.7 million for the years ended December 31, 2021, 2020, and 2019, respectively, and is included in General and administrative expense in the Consolidated Statements of Operations. During 2021, we early terminated our headquarters lease and recorded a $1.3 million lease termination expense in General and administrative expense in the Consolidated Statements of Operations. We entered into a new
11-year
lease expiring on December 31, 2034 with an annual payment ranging from $1.5 million to $1.8 million.

Lease expense is recognized on a straight-line basis over the term of the lease. The excess of straight-line expense over cash paid is shown as a deferred rent liability and is recorded in Other liabilities in the Consolidated Balance Sheets.
The leases also require security deposits which are recorded as a component of Other non-current
assets in the Consolidated Balance Sheets.
Purchase Obligations
—We enter into
non-cancelable
arrangements, primarily related to the purchase of marketing services and tickets at an agreed upon price.
Litigation
—We, from time to time, are involved in various claims and legal actions arising in the ordinary course of business, none of which, in the opinion of management, could have a material effect on our business, financial position or results of operations other than those matters discussed herein.
We are a
co-defendant
in a
class action lawsuit in Canada alleging a failure to disclose service fees prior to checkout. On January 5, 2022, we issued coupons to certain members of the class. Other members will be notified in 2022 that they are eligible to submit a claim for a coupon. As of December 31, 2021 and 2020, a liability of $0.9 million and $1.1 million, respectively, was recorded in Accrued expenses and other current liabilities in the Consolidated Balance Sheets related to expected credit redemptions as of the measurement date.
We received multiple class action lawsuits related to customer compensation for cancellations, primarily as a result of
COVID-19
restrictions. A final order approving settlement of one of the lawsuits was entered by the court on November 1, 2021.
As such, after insurance,

$
4.5
 million was funded to a claims settlement pool and is included in Prepaid expenses and other current assets in the Consolidated Balance Sheets. As of December
31
,
2021
and
2020
, we had accrued a liability of $
1.7
 million and $
2.6
 million, respectively, in Accrued expenses and other current liabilities in the Consolidated Balance Sheets related to these matters. We expect to recover some of these costs under our insurance policies and have separately recognized an insurance recovery asset of $
0.5
 million and $
2.5
 million, respectively, within Prepaid expenses and other current assets in the Consolidated Balance Sheets at December
31
,
2021
and
2020
.
Other
—In 2018, the U.S. Supreme Court issued its decision in South Dakota v.
Wayfair
Inc., which
overturned
previous case law that had precluded states from imposing sales tax collection requirements on retailers without a physical presence in the state. In response, most states have adopted laws that attempt to impose tax collection obligations on out-of-state
companies. We have registered, or are in the process of registering, where required by statute. There remains a degree of uncertainty as to our obligations in jurisdictions where our registration is still in progress due to the complex laws that govern secondary ticket sales. Pending discussions, it is more likely than not some jurisdictions could assess taxes and assessed amounts may differ materially from amounts currently accrued. It is also possible that some jurisdictions may provide for a later start date for sales tax collection, which could provide a material reduction in amounts currently accrued. In either case, we will adjust the recorded liability to reflect the new information, with a portion of the adjustment impacting orders placed in prior periods.
We have recognized a liability for this potential tax of $8.8 million and $16.8 million at December 31, 2021 and 2020, respectively. This liability is recorded in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets. The related sales tax expense was $9.0 million, $6.8 million, and $10.0 million for the years ended December 31, 2021, 2020, and 2019, respectively, which reflects uncollected amounts owed to jurisdictions reduced by abatements received.